Shareholder Report, Average Annual Return (Details) 191627_DoubleLine Low Duration Emerging Markets Fixed Income Fund_Class I2_TSR Annual {Class I2}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2 (without sales charge)
Average Annual Return, Percent	0.99%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(0.58%)
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Average Annual Return, Percent	1.32%
Bloomberg U.S. Aggregate 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return, Percent	1.16%